UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                             Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited)

	Shares	Value
Common Stocks 0.6%
Mortgage REITs 0.6%
American Capital Agency Corp.	10,000	$218,300
Annaly Capital Management Inc.	15,300	165,393
Hatteras Financial Corp.	10,000	184,300
Total Common Stocks (Cost $601,273)		567,993
	Principal Amount*
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 32.7%
Finance 32.7%
[a,b]American Homes 4 Rent, 2014-SFR1, A, 144A, 1.25%, 6/17/31	198,215	196,085
[a,b]American Residential Properties Trust, 2014-SFR1, B, 144A, 1.912%, 9/17/31	430,000	428,114
[b]Anthracite Ltd.,
[a]2004-1A, BFL, 144A, 0.714%, 3/23/39 (Cayman Islands)	29,210	29,160
[c]2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	84,662
[a]2005-HY2A, A, 144A, 0.54%, 7/26/45 (Cayman Islands)	115,980	116,131
[a,b]Arbor Realty Mortgage Securities, 2004-1A, A, 144A, 0.681%, 2/21/40 (Cayman
Islands)	46,566	46,341
[a,b]ARCap REIT Inc., 2004-RR3, A2, 144A, 4.76%, 9/21/45	260,320	267,099
[b]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	152,094	154,092
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,035,630
2006-4, AJ, 5.695%, 7/10/46	450,000	467,543
2006-4, AM, 5.675%, 7/10/46	300,000	319,693
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.05%, 11/25/34	233,208	224,575
Bear Stearns Commercial Mortgage Securities Inc.,
[a]2006-PW11, AJ, 5.605%, 3/11/39	750,000	774,716
[a]2006-PW12, AJ, 5.751%, 9/11/38	300,000	309,049
2006-PW13, AJ, 5.611%, 9/11/41	750,000	770,631
[a]2007-PW16, AM, 5.706%, 6/11/40	750,000	818,381
[a]Bear Stearns Commercial Mortgage Securities Trust,
2004-PWR3, E, 4.998%, 2/11/41	425,000	426,079
2005-T20, E, 5.288%, 10/12/42	215,000	215,561
Citigroup Commercial Mortgage Trust,
[d]2006-C5, AJ, 5.482%, 10/15/49	440,000	431,759
[a]2007-C6, AM, 5.706%, 6/10/17	500,000	534,700
[a]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.32%, 10/25/36	52,358	52,384
[b]2013-A, A, 144A, 3.00%, 5/25/42	159,055	161,085
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust,
2005-CD1, E, 5.219%, 7/15/44	215,000	216,018
2006-CD3, AJ, 5.688%, 10/15/48	450,000	438,932
[a,b]Colony American Homes, 2014-1A, A, 144A, 1.40%, 5/17/31	103,688	103,242
[b]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	442,238	440,930
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%,
7/15/37	337,955	346,105
[a]Countrywide Asset-Backed Certificates,
2004-1, M1, 0.92%, 3/25/34	208,533	200,337
2004-7, MV3, 1.22%, 12/25/34	110,087	109,727
2004-14, M1, 0.68%, 6/25/35	117,628	117,572
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.333%, 3/26/36	156,077	159,704
[b]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	28,896	29,093
[a]2004-1A, B1, 144A, 0.723%, 1/28/40	441,532	437,581
[b]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000	279,227
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.476%, 10/20/43	353,059	350,044
[a]FHLMC Structured Agency Credit Risk Debt Note, 14-DN1, M3, 4.67%, 2/25/24	250,000	247,314
[a]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.59%, 5/25/36	219,024	216,599
[a]FNMA, 2007-1, NF, 0.42%, 2/25/37	251,797	252,436
[b]G-Force LLC,
[a]2005-RR2, A3FL, 144A, 0.47%, 12/25/39	217,191	212,139
2005-RRA, B, 144A, 5.09%, 8/22/36	336,177	342,405
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	289,907

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited) (continued)
[a,b,d] GCCFC Commercial Mortgage Trust, 2007-GG9, G, 144A, 5.662%, 3/10/39	1,800,000		171,526
[d]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	800,000		200,920
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	342,597		376,802
1997-3, A6, 7.32%, 3/15/28	30,150		32,110
1997-6, A7, 7.14%, 1/15/29	17,767		18,569
1998-4, A7, 6.87%, 4/01/30	139,906		148,745
1999-3, A7, 6.74%, 2/01/31	9,561		9,584
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	485,234		489,940
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.82%, 7/10/38	400,000		411,008
AM, 6.014%, 7/10/38	200,000		210,949
[a]GSAA Home Equity Trust, 0.54%, 6/25/35	206,159		198,497
[a]GSAMP Trust, 2005-HE3, M2, 1.175%, 6/25/35	298,000		289,505
[a,d]Home Equity Mortgage Trust, 2004-4, M3, 1.145%, 12/25/34	623,352		569,577
[a,b]Invitation Homes Trust, 2014-SFR2, B, 144A, 1.762%, 9/17/31	200,000		198,510
JP Morgan Chase Commercial Mortgage Securities Trust,
[a]2005-LDP5, A, 5.393%, 12/15/44	300,000		303,611
[a,d]2006-CB14, B, 5.537%, 12/12/44	1,000,000		403,775
[a,d]2006-CB16, B, 5.672%, 5/12/45	240,000		190,922
2006-CB17, AM, 5.464%, 12/12/43	490,000		508,272
[a]2006-LDP7, AJ, 5.873%, 4/15/45	385,000		387,341
[a]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.32%, 5/25/36	256,833		253,917
[a,b]JPMorgan Chase Commercial Mortgage Securities Trust, 2003-LN1, H, 144A, 5.462%,
10/15/37	260,000		259,249
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.358%, 12/10/43 (Ireland)	118,403		118,209
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.95%, 12/25/32	40,559		40,626
[a]LB-UBS Commercial Mortgage Trust,
[b]2001-C3, E, 144A, 6.95%, 6/15/36	300,000		303,674
[b]2004-C7, H, 144A, 5.239%, 10/15/36	274,000		281,197
2006-C1, AJ, 5.276%, 2/15/41	350,000		358,813
2006-C4, AJ, 5.857%, 6/15/38	500,000		522,333
[a]Lehman XS Trust, 2005-1, 2A2, 1.655%, 7/25/35	133,329		129,077
[a,b]LNR CDO Ltd., 2003-1A, DFL, 144A, 2.264%, 7/23/36 (Cayman Islands)	396		396
[a,b]Mach One 2004-1A ULC,
G, 144A, 6.82%, 5/28/40	165,976		165,984
H, 144A, 6.237%, 5/28/40	250,000		252,513
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.265%, 9/25/34	250,000		248,329
[a]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.91%, 3/25/28	348,927		343,162
[a]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.282%, 11/12/37	322,000		330,894
[a]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	161,866		171,747
[a]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.37%, 5/25/33	401,199		379,159
2005-WMC, M2, 0.905%, 1/25/35	304,457		297,654
Morgan Stanley Capital I Trust,
[b]2005-RR6, AJ, 144A, 5.233%, 5/24/43	196,187		194,599
[a]2006-HQ8, AJ, 5.497%, 3/12/44	399,000		409,979
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, 0.573%, 6/16/41 (Cayman Islands)	299,452		295,365
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.595%, 12/24/39	237,147		233,066
[a]Novastar Home Equity Loan, 2004-4, M4, 1.82%, 3/25/35	500,000		493,201
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	489,833		495,450
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	195,105		194,997
2004-KS8, AI6, 4.79%, 9/25/34	195,234		197,720
[a]2005-AHL2, A2, 0.43%, 10/25/35	1,728		1,731
[a]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	103,642		105,243
2003-HI2, M2, 5.58%, 7/25/28	210,126		212,340
2004-HI3, A5, 5.48%, 6/25/34	161,833		168,090
[a,b]Silver Bay Realty Trust, 2014-1, A, 144A, 1.165%, 9/17/31	199,167		196,650
[a]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.62%, 5/25/35	8,438		8,455
[a,b]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		405,200
[a,b]SWAY Residential 2014-1 Trust, 2014-1, A, 144A, 1.457%, 1/17/20	250,000		249,145
[a,e]Talisman 6 Finance, Reg S, 0.262%, 10/22/16 (Germany)	234,403	EUR	280,212
Vanderbilt Mortgage Finance,
2002-A, M1, 7.12%, 4/07/32	112,406		114,646
2002-C, M1, 7.82%, 12/07/32	289,571		307,181
[a]Wachovia Bank Commercial Mortgage Trust,
5.727%, 5/15/16	400,000		407,338

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited) (continued)
[b,d]2003-C7, F, 144A, 5.004%, 10/15/35	200,000	201,604
2006-C23, AJ, 5.515%, 1/18/45	400,000	415,315
2006-C25, AJ, 5.86%, 5/15/43	300,000	310,360
[b]2007-WHL8, A2, 144A, 0.301%, 6/15/20	300,000	295,374
[a]WaMu Mortgage Pass-Through Certificates,
2005-AR8, 2A1A, 0.46%, 7/25/45	202,808	190,919
2005-AR19, A1A1, 0.44%, 12/25/45	394,839	381,574
Wells Fargo Mortgage Backed Securities Trust,
[a]2004-W, A9, 2.616%, 11/25/34	217,566	223,808
[a]2005-AR9, 2A2, 2.641%, 10/25/33	317,334	314,670
[a]2005-AR10, 2A3, 2.616%, 6/25/35	202,934	201,652
2007-3, 3A1, 5.50%, 4/25/37	61,035	63,117
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $28,898,711)		29,798,879
Mortgage-Backed Securities 109.1%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 9.3%
FHLMC, 1.875% - 2.249%, 11/01/16 - 11/01/25	558,951	574,158
FHLMC, 2.299%, 11/01/37	1,776,903	1,901,308
FHLMC, 2.313% - 2.32%, 3/01/19 - 6/01/23	66,187	67,577
FHLMC, 2.335%, 5/01/37	901,179	970,621
FHLMC, 2.340% - 2.50%, 4/01/18 - 10/01/36	730,847	768,235
FHLMC, 2.514%, 6/01/37	2,835,233	3,042,772
FHLMC, 2.567% - 3.354%, 1/01/18 - 4/01/31	821,362	857,856
FHLMC, 3.954% - 6.876%, 11/01/19 - 7/01/30	253,137	263,826
		8,446,353
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.0%
[f]FHLMC Gold 30 Year, 3.50%, 1/01/42	750,000	779,883
[f]FHLMC Gold 30 Year, 4.00%, 1/01/41	2,000,000	2,132,031
[f]FHLMC Gold 30 Year, 4.50%, 1/01/40	1,150,000	1,246,627
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,239,858	1,345,445
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	176,604	195,396
FHLMC Gold 30 Year, 5.00%, 2/01/39	762,624	840,764
FHLMC Gold 30 Year, 5.50%, 9/01/33	79,544	89,574
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	298,786	338,185
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	222,038	252,779
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	349,683	397,157
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	117,921	128,762
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	46,456	49,103
FHLMC Gold 30 Year, 9.00%, 9/01/30	80,756	92,331
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	121,482	128,563
FHLMC PC 30 Year, 8.50%, 5/01/17	133,700	140,937
FHLMC PC 30 Year, 9.00%, 6/01/16	132	137
FHLMC PC 30 Year, 9.50%, 8/01/19	4,527	4,577
		8,162,251
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 25.6%
FNMA, 1.356% - 1.427%, 4/01/37	183,093	192,493
FNMA, 1.713%, 1/01/34	1,012,333	1,061,983
FNMA, 1.782%, 7/01/34	1,031,722	1,090,824
FNMA, 1.788% - 1.913%, 1/01/18 - 4/01/31	744,784	755,720
FNMA, 1.93% - 1.96%, 6/01/34 - 11/01/34	270,999	285,299
FNMA, 2.006%, 9/01/34	2,084,123	2,199,784
FNMA, 2.02% - 2.075%, 4/01/21 - 1/01/28	14,089	14,149
FNMA, 2.115%, 10/01/33	1,279,654	1,350,861
FNMA, 2.124% - 2.25%, 4/01/18 - 4/01/37	797,013	831,726
FNMA, 2.268%, 9/01/39	1,836,628	1,958,961
FNMA, 2.27% - 2.306%, 7/01/19 - 1/01/35	557,500	582,408
FNMA, 2.306%, 10/01/36	866,781	925,723
FNMA, 2.316% - 2.36%, 1/01/23 - 12/01/34	781,179	798,932
FNMA, 2.362% - 2.406%, 9/01/24 - 4/01/37	566,196	596,779
FNMA, 2.415%, 6/01/35	3,012,074	3,249,825
FNMA, 2.419%, 4/01/41	2,957,909	3,123,729
FNMA, 2.433%, 7/01/38	28,378	28,536
FNMA, 2.435%, 9/01/37	2,222,223	2,390,085
FNMA, 2.451% - 2.50%, 2/01/21 - 10/01/32	747,378	756,375
FNMA, 2.504% - 2.827%, 4/01/18 - 6/01/28	650,646	672,807
FNMA, 3.002% - 5.00%, 6/01/17 - 7/01/31	433,012	448,379

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited) (continued)
		23,315,378
Federal National Mortgage Association (FNMA) Fixed Rate 53.6%
[f]FNMA 15 Year, 3.00%, 1/01/30	12,500,000	12,993,653
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	489,581	516,125
FNMA 15 Year, 5.50%, 3/01/16 - 2/01/18	299,312	316,137
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	11,414	11,708
[f]FNMA 30 Year, 3.00%, 1/01/43	2,500,000	2,529,102
[f]FNMA 30 Year, 3.50%, 1/01/42	3,300,000	3,440,250
[f]FNMA 30 Year, 4.00%, 1/01/41	16,600,000	17,717,712
[f]FNMA 30 Year, 4.50%, 1/01/40	3,710,000	4,027,669
FNMA 30 Year, 5.00%, 4/01/34	212,164	235,298
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	739,032	830,416
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/33	686,866	773,574
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	735,557	827,629
FNMA 30 Year, 5.50%, 11/01/35	120,693	136,990
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	580,146	665,595
FNMA 30 Year, 6.00%, 10/01/34	1,055,795	1,213,226
FNMA 30 Year, 6.00%, 5/01/35 - 8/01/35	498,673	570,080
FNMA 30 Year, 6.50%, 12/01/27 - 7/01/32	784,124	894,858
FNMA 30 Year, 6.50%, 8/01/32	583,178	669,243
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	40,575	48,096
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	43,206	50,546
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	215,071	239,477
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	12,563	13,133
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	63,086	69,499
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	35,115	38,649
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	6,326	6,360
FNMA 30 Year, 12.00%, 5/01/16	9	9
FNMA PL 30 Year, 10.00%, 9/01/20	13,916	14,288
		48,849,322
[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.1%
GNMA, 1.625%, 11/20/25 - 7/20/27	111,263	115,291

Government National Mortgage Association (GNMA) Fixed Rate 11.5%
GNMA I SF 15 Year, 8.00%, 9/15/15	3,041	3,051
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	188,659	215,838
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	139,678	149,682
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	47,654	52,001
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	88,890	99,502
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	51,572	51,796
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	79,282	81,375
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	12,191	12,296
GNMA I SF 30 Year, 10.00%, 12/15/18	3,781	3,802
GNMA I SF 30 Year, 10.50%, 1/15/16	188	189
[f]GNMA II SF 30 Year, 3.50%, 1/01/43	6,165,000	6,471,805
GNMA II SF 30 Year, 3.50%, 12/20/44	2,592,700	2,726,535
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	269,998	316,768
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	181,319	211,461
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	22,673	22,792
GNMA II SF 30 Year, 8.50%, 7/20/16	4,389	4,404
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	2,057	2,260
GNMA II SF 30 Year, 10.50%, 6/20/20	16	16
		10,425,573
Total Mortgage-Backed Securities (Cost $97,823,029)		99,314,168
Total Investments before Short Term Investments (Cost $127,323,013)		129,681,040

Short Term Investments 13.8%
	Shares
Money Market Funds (Cost $4,553,798) 5.0%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	4,553,798	4,553,798

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited) (continued)

			Principal Amount*
Repurchase Agreements (Cost $8,029,577) 8.8%
[i]Joint Repurchase Agreement, 0.057%, 01/02/15 (Maturity Value $8,029,603)			8,029,577	8,029,577
BNP Paribas Securities Corp. (Maturity Value $676,655)
HSBC Securities (USA) Inc. (Maturity Value $5,593,662)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,759,286)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.50%, 1/20/15 – 10/09/19;
U.S. Government Agency Securities, Strips, 6/01/17; and U.S. Treasury Notes, 1.625% -	4.50	%,
11/15/15 - 11/30/20 (valued at $8,191,182)

Total Investments (Cost $139,906,388) 156.2%				142,264,415
TBA Sale Commitments (8.6)%				(7,837,388)
Other Assets, less Liabilities (47.6)%				(43,361,254)
Net Assets 100.0%				$91,065,773
			Principal Amount*	Value
TBA Sale Commitments (8.6)%
Mortgage-Backed Securities (8.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (4.0)%
[j]FNMA 30 Year, 3.50%, 1/01/42			(3,490,000)	(3,638,325)
Government National Mortgage Association (GNMA) Fixed Rate (4.6)%
[j]GNMA II SF 30 Year, 3.50%, 1/01/43			(4,000,000)	(4,199,063)
Total TBA Sale Commitments (Proceeds $7,825,531)				$(7,837,388)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
December 31, 2014, the aggregate value of these securities was $8,336,033, representing 9.15% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2014, the value of this security was
$280,212, representing 0.31% of net assets.
f A portion or all of the security purchased on a to-be-announced (TBA) basis.
g Non-income producing.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2014, all repurchase agreements had been entered into on that date.
j Security sold on a TBA basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2014 (unaudited) (continued)

At December 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term US Treasury Bond		Long	1	$165,188	3/20/15	$2,216	$-
U.S. Treasury	5 Year Note	Short	18	2,140,734	3/31/15	4,265	-
U.S. Treasury	10 Year Note	Short	3	380,391	3/20/15	-	(945)
U.S. Treasury	30 Year Bond	Long	43	6,216,188	3/20/15	187,471	-
Unrealized appreciation (depreciation)						193,952	(945)
Net unrealized appreciation (depreciation)						$193,007

At December 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	30,000	$40,259	2/06/15	$-	$(3,945)
Euro	DBAB	Sell	150,000	195,799	2/06/15	14,229	-
Euro	DBAB	Sell	150,000	196,493	2/05/16	13,839	-
Unrealized appreciation (depreciation)						28,068	(3,945)
Net unrealized appreciation (depreciation)						$24,123
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Swaps
Contracts to Sell Protection[d]
Traded Index
CMBX.NA.AM.2	FBCO	$290,000	0.50%	3/15/49	$(4,052)	$492	$ -	$(3,560)	Investment Grade
Net unrealized appreciation (depreciation)						$492

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At December 31, 2014, no collateral had been exchanged with the counterparties.
bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG

Currency
EUR	Euro

Selected Portfolio
CDO	Collateralized Debt Obligation
MFM	Multi-Family Mortgage
PC	Participation Certificate
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family
SFR	Single Family Revenue

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$139,916,246

Unrealized appreciation	$3,037,706
Unrealized depreciation	(689,537)
Net unrealized appreciation (depreciation)	$2,348,169

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stocks[a]	$567,993	$-	$-	$567,993
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	29,798,879	-	29,798,879
Mortgage-Backed Securities	-	99,314,168	-	99,314,168
Short Term Investments	4,553,798	8,029,577	-	12,583,375
Total Investments in Securities	$5,121,791	$137,142,624	$-	$142,264,415

Other Financial Instruments
Futures Contracts	$193,952	$-	$-	$193,952
Forw ard Exchange Contracts	-	28,068	-	28,068
Sw ap Contracts	-	492	-	492
Total Other Financial Instruments	$193,952	$28,560	$-	$222,512

Liabilities:
Other Financial Instruments
TBA Sale Commitments	$-	$7,837,388	$-	$7,837,388
Forw ard Exchange Contracts	-	3,945	-	3,945
Futures Contracts	945	-	-	945
Total Other Financial Instruments	$945	$7,841,333	$-	$7,842,278

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015